Registration No. 33-83750
                                                      Registration No. 811-8754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]


         Post-Effective Amendment No. 14                              [X]


                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 18                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------

                                 MARY JOAN HOENE
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):



[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date)  pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      Note


     This Post-Effective Amendment No. 14 to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") is being filed solely for the purpose of resubmitting as an exhibit the Consent of PricewaterhouseCoopers LLP, now dated May 4, 1999. The Consent being filed replaces the Consent of PricewaterhouseCoopers LLP, dated April 30, 1999, contained in the immediately preceding Post-Effective Amendment to the Registration Statement. Post-Effective Amendment No. 14 is being filed for no other purpose.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (b) Exhibits.







         The following exhibit is filed herewith:

       10(a) Consent of PricewaterhouseCoopers LLP.

                                  SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of May, 1999.



                                         SEPARATE ACCOUNT No. 45 OF
                                         THE EQUITABLE LIFE ASSURANCE SOCIETY
                                         OF THE UNITED STATES
                                                     (Registrant)

                                         By: The Equitable Life Assurance
                                             Society of the United States


                                         By: /s/ Jerome S. Golden
                                            ---------------------------------
                                             Jerome S. Golden
                                             Executive Vice President,
                                             Product Management Group,
                                             The Equitable Life Assurance
                                             Society of the United States

                                   SIGNATURES




     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it has duly caused this amended Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of May, 1999.




                                         THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                 OF THE UNITED STATES
                                                      (Depositor)


                                         By: /s/ Jerome S. Golden
                                            ---------------------------------
                                             Jerome S. Golden
                                             Executive Vice President,
                                             Product Management Group,
                                             The Equitable Life Assurance
                                             Society of the United States




     As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:
Edward D. Miller                Chairman of the Board, Chief Executive Officer
                                and Director

Michael Hegarty                 President, Chief Operating Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                Vice Chairman of the Board, Chief Financial
                                Officer and Director

PRINCIPAL ACCOUNTING OFFICER:



/s/ Alvin H. Fenichel           Senior Vice President and Controller
---------------------------
Alvin H. Fenichel
May 5, 1999



DIRECTORS:
Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams

By: /s/ Jerome S. Golden
   ------------------------
        Jerome S. Golden
        Attorney-in-Fact
        May 5, 1999

                                 EXHIBIT INDEX


EXHIBIT NO.                                                                     TAG VALUE
-----------                                                                     ---------


10(a) Consent of PricewaterhouseCoopers LLP                                     EX-99.10a


